Weighted Average Assumptions used to determine Periodic Benefit Costs (Detail)	5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010 U.S. Other Postretirement Benefits [Member] Predecessor	Dec. 31, 2010 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 U.S. Other Postretirement Benefits [Member] Successor	May 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Predecessor	Dec. 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 Non-U.S. Other Postretirement Benefits [Member] Successor
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Discount rate	5.80%	5.55%	4.70%	5.35%	6.80%	5.65%	4.25%	5.25%